Revenues - Disclosure of disaggregated revenue by type of goods or services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	€ 157,908	€ 163,253	€ 144,624
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	16,097	5,622	8,075
Other non-IFRS 15 revenue	653	704	1,014
REVENUES	174,659	169,579	153,713
IXIARO®
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	98,419	94,069	73,483
DUKORAL®
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	31,909	32,303	29,775
Third party products
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	19,159	33,185	35,675
IXCHIQ®
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	8,421	3,696	0
VLA2001
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	0	0	5,691
Royalties received
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	2,124	2,410	2,129
Revenues from shipping and handling
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	481	1,368	21
R&D work and additional support services
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	9,985	0	0
Milestone payment - licenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	3,421	712	3,637
Other services
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	87	1,133	2,288
thereof COVID-19
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	€ 0	€ 0	€ 1,973